Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	305,617,181.50	19,274
Yield Supplement Overcollateralization Amount 11/30/16	10,086,096.14	0
Receivables Balance 11/30/16	315,703,277.64	19,274
Principal Payments	12,653,046.12	533
Defaulted Receivables	767,080.29	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	7,397,542.14	0
Pool Balance at 12/31/16	294,885,609.09	18,701

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	40.14%

Prepayment ABS Speed	1.10%

Overcollateralization Target Amount	13,269,852.41
Actual Overcollateralization	13,269,852.41

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	44.77

Delinquent Receivables:
Past Due 31-60 days	6,175,880.75	346
Past Due 61-90 days	1,716,492.37	103
Past Due 91-120 days	175,514.57	10
Past Due 121+ days	0.00	0
Total	8,067,887.69	459

Total 31+ Delinquent as % Ending Pool Balance	2.74%

Recoveries	469,077.11

Aggregate Net Losses/(Gains) - December 2016	298,003.18

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.13%
Prior Net Losses Ratio	1.24%
Second Prior Net Losses Ratio	0.96%
Third Prior Net Losses Ratio	1.84%
Four Month Average	1.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.14%

Flow of Funds	$ Amount

Collections	14,156,968.40
Advances	4,375.04
Investment Earnings on Cash Accounts	4,241.14
Servicing Fee	(263,086.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,902,498.52

Distributions of Available Funds
(1) Class A Interest	338,217.51
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,248,651.65
(7) Distribution to Certificateholders	3,290,452.36
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,902,498.52

Servicing Fee	263,086.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 12/15/16	291,864,408.33
Principal Paid	10,248,651.65
Note Balance @ 01/17/17	281,615,756.68

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2a
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2b
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-3
Note Balance @ 12/15/16	192,644,408.33
Principal Paid	10,248,651.65
Note Balance @ 01/17/17	182,395,756.68
Note Factor @ 01/17/17	89.4096846%

Class A-4
Note Balance @ 12/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	84,410,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	14,810,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	363,394.51
Total Principal Paid	10,248,651.65
Total Paid	10,612,046.16

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.70389%
Coupon	0.98389%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	215,119.59
Principal Paid	10,248,651.65
Total Paid to A-3 Holders	10,463,771.24

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5145628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5119816
Total Distribution Amount	15.0265444

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0545078
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.2384885
Total A-3 Distribution Amount	51.2929963

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/16	66,741.74
Balance as of 12/31/16	71,116.78
Change	4,375.04

Reserve Account
Balance as of 12/15/16	1,806,189.65
Investment Earnings	508.35
Investment Earnings Paid	(508.35)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65